FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying value
Trade payables and payables to merchants	₺ 5,886,538	₺ 6,672,876
Lease liabilities	262,367	347,019
Bank borrowings	23,973	317,343
Due to related parties	5,579	14,861
Total	6,178,457	7,352,099
Contractual undiscounted cash flow
Trade payables and payables to merchants	5,886,538	6,672,876
Lease liabilities	326,915	429,035
Bank borrowings	29,030	328,263
Due to related parties	5,579	14,861
Total	6,248,062	7,445,035
Up to 3 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	5,886,538	6,672,876
Lease liabilities	47,772	51,543
Bank borrowings	5,691	325,865
Due to related parties	5,579	14,861
Total	5,945,580	7,065,145
3 - 12 months
Contractual undiscounted cash flow
Lease liabilities	131,436	147,641
Bank borrowings	10,935	2,398
Total	142,371	150,039
1 - 5 years
Contractual undiscounted cash flow
Lease liabilities	147,707	229,851
Bank borrowings	12,404
Total	₺ 160,111	₺ 229,851